EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 11. EARNINGS (LOSS) PER SHARE

Basic earnings per common share (“EPS”) applicable to common stockholders is computed by dividing earnings applicable to common stockholders by the weighted-average number of common shares outstanding.

If there is a loss from operations, diluted EPS is computed in the same manner as basic EPS is computed. Similarly, if the Company has net income but its preferred dividend adjustment made in computing income available to common stockholders results in a net loss available to common stockholders, diluted EPS would be computed in the same manner as basic EPS. Accordingly, the outstanding Series A Convertible Preferred Stock is considered anti-dilutive in which 0 and 395,640 were issued and outstanding at December 31, 2021 and 2020, respectively. Series A Convertible Preferred Stock is convertible into common stock on a 10 for 1 basis. The outstanding stock options are considered anti-dilutive in which 163,913 and 233,917 were issued and outstanding at December 31, 2021 and 2020, respectively.

The calculations of basic and diluted EPS, are as follows:

	December 31, 2021	December 31, 2020
Basic and diluted loss per common share:
Net loss	$(21,098,465)	$(3,681,389)
Basic and diluted weighted average shares outstanding	10,097,052	4,183,625
Basic and diluted loss per common share:	$(2.09)	$(0.88)